DERIVATIVE FINANCIAL INSTRUMENTS - Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Derivatives, Fair Value [Line Items]
Derivative financial instruments (Note 12)	$ 313	$ 703
Derivative liabilities	2,456	5,318
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative financial instruments (Note 12)	0	127
Derivative liabilities	2,440	5,318
Not Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative financial instruments (Note 12)	313	703
Derivative liabilities	$ 2,456	$ 5,318
Foreign currency forward option contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Derivative financial instruments (Note 12)	$ 0	$ 64
Derivative liabilities	$ 0	$ 213
Foreign currency forward exchange contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Derivative financial instruments (Note 12)	$ 0	$ 63
Derivative liabilities	$ 2,440	$ 5,105
Foreign currency forward exchange contracts | Not Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets	Prepaid expenses and other current assets
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Derivative financial instruments (Note 12)	$ 313	$ 576
Derivative liabilities	$ 16	$ 0